Retirement-Related Benefits - Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension Plans | U.S.
Retirement-Related Benefits
Fair value of plan assets	$ 48,213	$ 52,694	$ 51,405
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP)
Retirement-Related Benefits
Subtotal	39,608	43,302
Investments measured at net asset value using the NAV expedient	8,835	9,537
Other	(230)	(145)
Fair value of plan assets	48,213	52,694
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Equity securities
Retirement-Related Benefits
Subtotal	1,538	2,215
Value of IBM securities included in plan assets	$ 2	$ 14
Percentage of IBM securities included in plan assets	0.004%	0.03%
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Equity mutual funds
Retirement-Related Benefits
Subtotal	$ 65	$ 108
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Government and related
Retirement-Related Benefits
Subtotal	19,661	19,762
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Corporate bonds
Retirement-Related Benefits
Subtotal	16,208	18,236
Value of IBM securities included in plan assets	0	$ 1
Percentage of IBM securities included in plan assets		0.002%
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Mortgage and asset-backed securities
Retirement-Related Benefits
Subtotal	640	$ 623
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Fixed income mutual funds
Retirement-Related Benefits
Subtotal	421	338
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Cash and short-term investments
Retirement-Related Benefits
Subtotal	1,075	2,004
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Derivatives
Retirement-Related Benefits
Subtotal	2	17
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 1
Retirement-Related Benefits
Subtotal	2,081	2,782
Fair value of plan assets	2,081	2,782
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 1 | Equity securities
Retirement-Related Benefits
Subtotal	1,538	2,215
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 1 | Equity mutual funds
Retirement-Related Benefits
Subtotal	65	108
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 1 | Fixed income mutual funds
Retirement-Related Benefits
Subtotal	421	338
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 1 | Cash and short-term investments
Retirement-Related Benefits
Subtotal	55	100
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 1 | Derivatives
Retirement-Related Benefits
Subtotal	3	21
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 2
Retirement-Related Benefits
Subtotal	37,164	40,144
Fair value of plan assets	37,164	40,144
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 2 | Equity securities
Retirement-Related Benefits
Subtotal		0
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 2 | Government and related
Retirement-Related Benefits
Subtotal	19,661	19,762
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 2 | Corporate bonds
Retirement-Related Benefits
Subtotal	15,849	17,864
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 2 | Mortgage and asset-backed securities
Retirement-Related Benefits
Subtotal	635	619
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 2 | Cash and short-term investments
Retirement-Related Benefits
Subtotal	1,020	1,903
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 2 | Derivatives
Retirement-Related Benefits
Subtotal	(1)	(4)
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 3
Retirement-Related Benefits
Subtotal	363	376
Fair value of plan assets	363	376	106
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 3 | Corporate bonds
Retirement-Related Benefits
Subtotal	359	372
Fair value of plan assets	359	372	101
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 3 | Mortgage and asset-backed securities
Retirement-Related Benefits
Subtotal	4	4
Fair value of plan assets	4	4	5
Pension Plans | Non-U.S.
Retirement-Related Benefits
Subtotal	16,266	19,107
Investments measured at net asset value using the NAV expedient	20,525	21,744
Other	(32)	(52)
Fair value of plan assets	36,758	40,798	36,020
Pension Plans | Non-U.S. | Equity securities
Retirement-Related Benefits
Subtotal	2,333	3,508
Value of IBM securities included in plan assets	$ 10	$ 7
Percentage of IBM securities included in plan assets	0.03%	0.02%
Pension Plans | Non-U.S. | Equity mutual funds
Retirement-Related Benefits
Subtotal	$ 23	$ 24
Pension Plans | Non-U.S. | Government and related
Retirement-Related Benefits
Subtotal	8,973	10,111
Pension Plans | Non-U.S. | Corporate bonds
Retirement-Related Benefits
Subtotal	1,865	2,000
Value of IBM securities included in plan assets	$ 3	$ 1
Percentage of IBM securities included in plan assets	0.007%	0.002%
Pension Plans | Non-U.S. | Mortgage and asset-backed securities
Retirement-Related Benefits
Subtotal	$ 6	$ 5
Pension Plans | Non-U.S. | Fixed income mutual funds
Retirement-Related Benefits
Subtotal	11	86
Pension Plans | Non-U.S. | Insurance contracts
Retirement-Related Benefits
Subtotal	1,308	1,366
Pension Plans | Non-U.S. | Cash and short-term investments
Retirement-Related Benefits
Subtotal	753	827
Pension Plans | Non-U.S. | Real estate
Retirement-Related Benefits
Subtotal	339	356
Pension Plans | Non-U.S. | Derivatives
Retirement-Related Benefits
Subtotal	630	764
Pension Plans | Non-U.S. | Other mutual funds
Retirement-Related Benefits
Subtotal	24	60
Pension Plans | Non-U.S. | Level 1
Retirement-Related Benefits
Subtotal	2,753	3,918
Fair value of plan assets	2,753	3,918
Pension Plans | Non-U.S. | Level 1 | Equity securities
Retirement-Related Benefits
Subtotal	2,333	3,508
Pension Plans | Non-U.S. | Level 1 | Equity mutual funds
Retirement-Related Benefits
Subtotal	18	24
Pension Plans | Non-U.S. | Level 1 | Government and related
Retirement-Related Benefits
Subtotal	20
Pension Plans | Non-U.S. | Level 1 | Fixed income mutual funds
Retirement-Related Benefits
Subtotal	11	86
Pension Plans | Non-U.S. | Level 1 | Cash and short-term investments
Retirement-Related Benefits
Subtotal	322	221
Pension Plans | Non-U.S. | Level 1 | Derivatives
Retirement-Related Benefits
Subtotal	24	20
Pension Plans | Non-U.S. | Level 1 | Other mutual funds
Retirement-Related Benefits
Subtotal	24	60
Pension Plans | Non-U.S. | Level 2
Retirement-Related Benefits
Subtotal	13,172	14,824
Fair value of plan assets	13,172	14,824
Pension Plans | Non-U.S. | Level 2 | Equity securities
Retirement-Related Benefits
Subtotal	0	0
Pension Plans | Non-U.S. | Level 2 | Equity mutual funds
Retirement-Related Benefits
Subtotal	5
Pension Plans | Non-U.S. | Level 2 | Government and related
Retirement-Related Benefits
Subtotal	8,951	10,103
Pension Plans | Non-U.S. | Level 2 | Corporate bonds
Retirement-Related Benefits
Subtotal	1,865	2,000
Pension Plans | Non-U.S. | Level 2 | Mortgage and asset-backed securities
Retirement-Related Benefits
Subtotal	6	5
Pension Plans | Non-U.S. | Level 2 | Insurance contracts
Retirement-Related Benefits
Subtotal	1,308	1,366
Pension Plans | Non-U.S. | Level 2 | Cash and short-term investments
Retirement-Related Benefits
Subtotal	431	606
Pension Plans | Non-U.S. | Level 2 | Derivatives
Retirement-Related Benefits
Subtotal	606	744
Pension Plans | Non-U.S. | Level 3
Retirement-Related Benefits
Subtotal	341	365
Fair value of plan assets	341	365	310
Pension Plans | Non-U.S. | Level 3 | Equity securities
Retirement-Related Benefits
Subtotal	0
Pension Plans | Non-U.S. | Level 3 | Government and related
Retirement-Related Benefits
Subtotal	2	8
Fair value of plan assets	2	8	16
Pension Plans | Non-U.S. | Level 3 | Corporate bonds
Retirement-Related Benefits
Subtotal	0
Fair value of plan assets			1
Pension Plans | Non-U.S. | Level 3 | Real estate
Retirement-Related Benefits
Subtotal	339	356
Fair value of plan assets	339	356	294
Nonpension Postretirement Plans | U.S.
Retirement-Related Benefits
Fair value of plan assets	29	18	26
Nonpension Postretirement Plans | Non-U.S.
Retirement-Related Benefits
Fair value of plan assets	$ 65	$ 70	$ 71